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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY




Investment Company Act file number  811-6369
                                    ------------------------------------------

                  Van Kampen Florida Quality Municipal Trust
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               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                   10020
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  (Address of principal executive offices)                      (Zip code)

                              Amy R. Doberman Esq.
                               Managing Director
                          Van Kampen Investments Inc.
                          1221 Avenue of the Americas
                            New York, New York 10020
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                    (Name and address of agent for service)


Registrant's telephone number, including area code: 800-869-6397
                                                    --------------------------

Date of fiscal year end:   10/31
                           -------------------

Date of reporting period:  7/1/04-6/30/05
                           -------------------


         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


                  PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION
                  CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE
SEC 2451 (4-03)   FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.
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The Registrant held no securities during the period July 1, 2004 through June
30, 2005 which required proxy votes and therefore there are no voting records to report.



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                                   SIGNATURES




         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Van Kampen Florida Quality Municipal Trust
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By (Signature and Title)* /s/ Ronald E. Robison
                          Principal Executive Officer
                          ---------------------------------------------------

Date August 25, 2005
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* Print the name and title of each signing officer under his or her signature.